UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE
INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO
FORM N-Q
JANUARY 31, 2008

Legg Mason Partners Variable International All Cap Opportunity Portfolio

Schedule of Investments (unaudited)	January 31, 2008

Shares	Security	Value

COMMON STOCKS — 92.5%
Bermuda — 1.1%
104,400	Cosan Ltd., Class A Shares *	$1,503,360

Canada — 4.8%
37,000	Agrium Inc.	2,383,540
402,800	Bombardier Inc. *	1,989,384
36,900	EnCana Corp.	2,436,928

	Total Canada	6,809,852

Cayman Islands — 0.5%
46,600	Silicon Motion Technology Corp., ADR *	717,640

Finland — 1.0%
38,950	Nokia Oyj	1,429,934

France — 12.1%
123,600	Alcatel-Lucent SA	778,437
51,500	European Aeronautic Defence & Space Co.	1,302,342
94,300	France Telecom SA	3,324,650
40,600	Sanofi-Aventis	3,300,588
30,200	Technip SA	1,949,232
58,700	Total SA	4,250,238
51,000	Vivendi Universal SA	2,048,650

	Total France	16,954,137

Germany — 16.9%
25,900	Bayerische Motoren Werke AG	1,430,215
108,500	Deutsche Telekom AG, Registered Shares	2,212,884
60,500	Fresenius Medical Care AG & Co.	3,100,516
142,600	Infineon Technologies AG *	1,447,136
20,500	Linde AG	2,677,222
31,300	MTU Aero Engines Holding AG	1,674,680
80,000	Rhoen-Klinikum AG	2,144,875
61,700	SAP AG	2,966,907
29,500	Siemens AG, Registered Shares	3,815,619
89,300	Symrise AG *	2,229,856

	Total Germany	23,699,910

Hong Kong — 5.4%
378,000	Cheung Kong Holdings Ltd.	6,131,204
58,000	Jardine Matheson Holdings Ltd.	1,482,459

	Total Hong Kong	7,613,663

Israel — 2.4%
74,500	Teva Pharmaceutical Industries Ltd., ADR	3,429,980

Italy — 1.9%
878,125	Telecom Italia SpA	2,653,975

Japan — 12.5%
24,600	Asatsu-DK Inc.	750,940
79	Central Japan Railway Co.	728,124
65,500	Konami Corp.	1,965,944
20,600	Nidec Corp.	1,354,817
345,900	Nipponkoa Insurance Co., Ltd.	3,164,127
54,100	Nitto Denko Corp.	2,635,180
32,500	Secom Co., Ltd.	1,655,316
44,900	Sony Corp.	2,138,600
62,200	Sundrug Co., Ltd.	1,579,649
265,000	Tokyu Corp.	1,642,470

	Total Japan	17,615,167

Netherlands — 2.6%
126,000	Aegon NV	1,877,279
See Notes to Schedule of Investments.

Legg Mason Partners Variable International All Cap Opportunity Portfolio

Schedule of Investments (unaudited)(continued)	January 31, 2008

Shares	Security	Value

Netherlands — 2.6% (continued)
48,478	Royal Dutch Shell PLC, Class A Shares	$1,730,249

	Total Netherlands	3,607,528

Switzerland — 5.5%
27,200	Lonza Group AG, Registered Shares	3,472,871
9,640	Nestle SA, Registered Shares	4,293,729

	Total Switzerland	7,766,600

Taiwan — 2.1%
143,262	Advanced Semiconductor Engineering Inc., ADR	610,295
163,462	Siliconware Precision Industries Co., ADR	1,265,196
357,367	United Microelectronics Corp., ADR	1,100,690

	Total Taiwan	2,976,181

Thailand — 0.9%
338,200	Bangkok Bank Public Co., Ltd., NVDR	1,214,201

United Kingdom — 22.8%
74,700	Admiral Group PLC	1,462,190
53,300	Amdocs Ltd. *	1,763,697
203,600	Barclays PLC	1,920,410
193,200	BP PLC	2,050,372
288,700	Brit Insurance Holdings PLC	1,311,224
270,000	British Sky Broadcasting Group PLC	2,953,343
260,500	Cadbury Schweppes PLC	2,876,798
110,000	Diageo PLC	2,214,108
136,700	GlaxoSmithKline PLC	3,228,042
394,500	International Power PLC	3,131,582
1,074,690	Signet Group PLC	1,411,382
36,620	Trinity Mirror PLC	238,701
1,273,950	Vodafone Group PLC	4,473,129
506,747	William Morrison Supermarkets PLC	3,035,070

	Total United Kingdom	32,070,048

	TOTAL COMMON STOCKS
	(Cost — $131,980,840)	130,062,176

PREFERRED STOCKS — 2.7%
Germany — 2.7%
	Henkel KGaA
84,400	(Cost — $4,588,793)	3,856,652

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $136,569,633)	133,918,828

Face
Amount

SHORT-TERM INVESTMENT — 3.6%
Repurchase Agreement — 3.6%
$4,998,000
State Street Bank & Trust Co., dated 1/31/08, 1.320% due 2/1/08; Proceeds due at maturity - $4,988,183; (Fully collateralized by U.S. government agency obligation, 7.250% due 8/15/22; Market value — $5,098,275)

	(Cost — $4,998,000)	4,998,000

	TOTAL INVESTMENTS — 98.8% (Cost — $141,567,633#)	138,916,828
	Other Assets in Excess of Liabilities — 1.2%	1,627,167

	TOTAL NET ASSETS — 100.0%	$140,543,995

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt

NVDR — Non-Voting Depositary Receipt
See Notes to Schedule of Investments.

Legg Mason Partners Variable International All Cap Opportunity Portfolio

Schedule of Investments (unaudited)(continued)	January 31, 2008

Summary of Investments by Sector**
Consumer Staples	15.5%
Health Care	13.5
Financials	13.4
Information Technology	11.1
Industrials	9.2
Telecommunication Services	9.1
Energy	8.9
Consumer Discretionary	7.9
Materials	5.5
Utilities	2.3
Short-Term Investment	3.6

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2008 and are subject to change.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable International All Cap Opportunity Portfolio (the “Fund”), is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)
(e) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	11,921,414
Gross unrealized depreciation	(14,572,219)

Net unrealized depreciation	(2,650,805)

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: March 26, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: March 26, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: March 26, 2008